SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of issued capital [Abstract]
Schedule of Issued and Fully Paid Share Capital

	2020	2019	2018	2020	2019	2018
	Number of shares	Number of shares	Number of shares	£m	£m	£m
Ordinary shares of 10p (formerly 25p) each
At 1 January	70,052,557,838	71,163,592,264	71,972,949,589	7,005	7,116	7,197
Issued under employee share schemes	786,648,222	775,882,951	768,551,098	79	78	77
Share buyback programme	—	(1,886,917,377)	(1,577,908,423)	—	(189)	(158)
At 31 December	70,839,206,060	70,052,557,838	71,163,592,264	7,084	7,005	7,116